Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	AngloGold Ashanti LTD
CIK	0001067428
DocumentType	20-F
End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 15,955,626,018
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Common Stock [Member]
Entity Common Stock Shares Outstanding	382,242,343
E Ordinary Shares [Member]
Entity Common Stock Shares Outstanding	2,582,962
A Redeemable Preference Shares [Member]
Entity Common Stock Shares Outstanding	2,000,000
B Redeemable Preference Shares [Member]
Entity Common Stock Shares Outstanding	778,896